                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07583

                            HSBC ADVISOR FUNDS TRUST

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC Investor Fixed Income Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Value($)
                                                                                -----------
Investment in Affiliated Investment Company (100.5%)

HSBC Investor Fixed Income Portfolio                                             82,989,058
                                                                                -----------

Total Investments- 100.5%                                                        82,989,058
                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Value($)
                                                                                -----------
Investment in Affiliated Investment Company (100.0%)

HSBC Investor International Equity Portfolio                                    224,736,153
                                                                                -----------

Total Investments- 100.0%                                                       224,736,153
                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Small Cap Equity Fund

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                                  Value($)
                                                                                -----------
Investment in Affiliated Investment Company (100.0%)

HSBC Investor Small Cap Equity Portfolio                                        192,963,980
                                                                                -----------

Total Investments- 100.0%                                                       192,963,980
                                                                                ===========

----------
Percentages indicated are based on net assets at January 31, 2006.

See notes to Schedules of Portfolio Investments.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   Principal
                                                                   Amount($)
                                                                   or Shares      Value($)
                                                                  ----------    -----------
U.S. Government and Government Agency Obligations (38.0%)
Federal Home Loan Mortgage Corp. (10.3%)
Pool #C00368, 8.50%, 10/1/24                                          39,593         42,976
Pool #C00922, 8.00%, 2/1/30                                          272,069        290,331
Pool #C54447, 7.00%, 7/1/31                                           39,954         41,470
Pool #C60712, 6.50%, 11/1/31                                         663,291        680,789
Pool #C80387, 6.50%, 4/1/26                                           40,768         41,943
Pool #C90893, 5.50%, 4/1/25                                        2,431,095      2,425,603
Pool #C90909, 5.50%, 7/1/25                                        2,611,520      2,605,620
Pool #D62926, 6.50%, 8/1/25                                           32,144         33,069
Pool #G00951, 6.00%, 7/1/28                                          374,662        379,702
Pool #G01317, 7.00%, 10/1/31                                         225,149        233,696
Pool #G01857, 5.00%, 10/1/33                                       2,204,305      2,136,975
Pool #G01858, 5.00%, 7/1/34                                        2,700,813      2,613,434
                                                                                -----------
                                                                                 11,525,608
                                                                                -----------
Federal National Mortgage Association (20.3%)
Pool #253438, 8.50%, 9/1/30                                           71,138         77,055
Pool #254693, 5.50%, 4/1/33                                        5,868,631      5,818,345
Pool #329530, 7.00%, 12/1/25                                         119,765        124,821
Pool #329655, 7.00%, 11/1/25                                          51,624         53,804
Pool #356905, 5.89%, 10/1/36, (a)                                    285,140        292,188
Pool #398958, 6.50%, 10/1/12                                          92,772         95,300
Pool #535332, 8.50%, 4/1/30                                           63,554         68,860
Pool #535440, 8.50%, 8/1/30                                           72,862         78,923
Pool #535608, 9.50%, 4/1/30                                          141,703        156,405
Pool #548965, 8.50%, 7/1/30                                           62,496         67,695
Pool #568486, 7.00%, 1/1/31                                           40,378         41,982
Pool #573752, 8.50%, 2/1/31                                           59,646         64,608
Pool #575328, 6.50%, 4/1/31                                           90,897         93,381
Pool #623129, 6.50%, 1/1/32                                        1,036,250      1,064,562
Pool #725232, 5.00%, 3/1/34                                        1,825,531      1,770,382
Pool #735224, 5.50%, 2/1/35                                        3,753,802      3,721,638
Pool #781560, 4.49%, 10/1/34, (a)                                  1,846,147      1,824,031
Pool #817347, 6.00%, 7/1/35                                        2,557,810      2,583,842
Pool #827171, 6.00%, 6/1/35                                        4,620,706      4,667,734
                                                                                -----------
                                                                                 22,665,556
                                                                                -----------
Government National Mortgage Association (0.5%)
Pool #346406, 7.50%, 2/15/23                                          77,539         82,182
Pool #412530, 7.50%, 12/15/25                                        110,661        116,918
Pool #780804, 10.00%, 12/15/20                                        91,641        101,644
Pool #780826, 9.50%, 5/15/18                                          53,410         58,562
Pool #781300, 7.00%, 6/15/31                                         203,631        213,912
                                                                                -----------
                                                                                    573,218
                                                                                -----------
U.S. Treasury Bonds (1.2%)
5.375%, 2/15/31                                                    1,205,000      1,326,535
                                                                                -----------
U.S. Treasury Notes (5.7%)
3.875%, 9/15/10                                                    1,170,000      1,139,333
4.00%, 2/15/15                                                     5,465,000      5,246,400
                                                                                -----------
                                                                                  6,385,733
                                                                                -----------

Total U.S. Government and Government Agency Obligations (Cost                    42,476,650
$42,601,139)                                                                    -----------

Corporate Obligations (33.0%)
Auto Manufacturers (1.4%)
DaimlerChrysler North American                                     1,575,000      1,531,064
Holdings, 4.05%, 6/4/08                                                         -----------

Banks (0.9%)
Sovereign Bank, 5.125%, 3/15/13                                    1,075,000      1,048,432
                                                                                -----------
Business Services (1.0%)
Xerox Corp., 9.75%, 1/15/09                                        1,000,000      1,106,250
                                                                                -----------
Chemicals (1.9%)
Nova Chemicals Corp., 7.00%, 5/15/06                               1,200,000      1,204,500
Nova Chemicals Corp., 7.40%, 4/1/09                                  900,000        918,000
                                                                                -----------
                                                                                  2,122,500
                                                                                -----------
Colleges & Universities (1.1%)
Tulane University of Louisiana, 5.17%,                             1,200,000      1,209,000
11/15/12, (a) (b)                                                               -----------

Electric (0.9%)
Progress Energy, Inc., 4.88%, 11/14/08, (a)                        1,000,000      1,000,019
                                                                                -----------
Finance (8.0%)
American General Finance Corp., 4.875%, 5/15/10                    2,100,000      2,071,768

Ford Motor Credit Corp., 5.80%, 1/12/09                            1,600,000      1,451,693

General Motors Acceptance Corp.,                                   1,250,000      1,237,691
4.50%, 7/15/06 (e)

General Motors Acceptance Corp.,                                   1,900,000      1,751,764
4.375%, 12/10/07

Met Life Global Funding I, 4.50%, 5/5/10, (b)                      1,500,000      1,465,131

Residential Capital Corp., 6.125%, 11/21/08                        1,000,000      1,010,198
                                                                                -----------

                                                                                  8,988,245
                                                                                -----------
Media (3.6%)
Comcast Corp., 6.50%, 11/15/35                                     1,400,000      1,402,392
News America Inc., 6.40%, 12/15/35, (b)                            1,300,000      1,294,543

Tribune Co., 4.875%, 8/15/10                                       1,350,000      1,311,784
                                                                                -----------
                                                                                  4,008,719
                                                                                -----------
Minerals (0.4%)
Vale Overseas Ltd., 6.25%, 1/11/16                                   450,000        450,000
                                                                                -----------
Pharmaceuticals (1.2%)
American Home Products, 6.95%, 3/15/11                             1,250,000      1,345,063
                                                                                -----------

Retail (3.4%)
Fred Meyer, Inc., 7.45%, 3/1/08                                    1,500,000      1,560,228
May Department Stores Co., 6.65%, 7/15/24                          2,200,000      2,293,005
                                                                                -----------
                                                                                  3,853,233
                                                                                -----------
Telecommunications (8.5%)
AOL Time Warner, Inc., 7.70%, 5/1/32                               1,500,000      1,682,726
AT&T, Inc., 5.10%, 9/15/14                                         1,750,000      1,696,645
New Cingular Wireless Services, Inc., 8.75%, 3/1/31                  650,000        851,771

Sprint Capital Corp., 8.75%, 3/15/32                               1,000,000      1,307,722
Time Warner Entertainment Co.,                                     1,300,000      1,505,660
8.375%, 3/15/23

Verizon Global Funding Corp., 7.75%, 12/1/30                         850,000        987,417

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                        1,400,000      1,396,864
                                                                                -----------

                                                                                  9,428,805
                                                                                -----------
Transportation (0.7%)
Burlington Northern Santa Fe Railway                                 312,307        357,461
Co., 7.57%, 1/2/21

Union Pacific Corp., 6.85%, 1/2/19                                   432,401        469,501
                                                                                -----------
                                                                                    826,962
                                                                                -----------

Total Corporate Obligations (Cost $37,390,983)                                   36,918,292
                                                                                -----------

Collateralized Mortgage Obligations (20.4%)
Banc of America Commercial Mortgage,                                 675,000        722,145
Inc. Series 2000-2, Class A2, 7.20%, 5/15/10

Banc of America Commercial Mortgage,                                 900,000        896,202
Inc. Series 2005-6, Class AM, 5.18%, 9/10/47

Citigroup Mortgage Loan Trust, Inc.                                1,185,160      1,177,503
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Commercial Mortgage Pass-Through                                   1,219,749      1,219,694
Certificate Series 2005-FL11, Class A1,
4.62%, 11/15/17, (a) (b)

Countrywide Alternative Loan Trust                                 2,407,012      2,367,141
Series 2004-30CB, Class 3A1, 5.00%, 2/25/20

Countrywide Home Loans Series                                      1,730,346      1,727,927
2005-HYB8, Class 2A1, 5.41%, 12/20/35, (a)

DLJ Mortgage Acceptance Corp. IO                                     452,122          3,698
Series 1997-CF1, Class S, 0.91%,
5/15/30, (a) (b) (c)

Fannie Mae IO Series 2000-16, Class                                   92,088          6,668
PS, 4.07%, 10/25/29, (a) (c)

Fannie Mae IO Series 2000-32, Class                                   37,904          1,864
SV, 4.13%, 3/18/30, (a) (c)

Fannie Mae IO Series 2001-4, Class SA,                               328,184         15,980
3.08%, 2/17/31, (a) (c)

Fannie Mae IO Series 270, Class 2,                                    69,188         17,515
8.50%, 9/1/23, (c)

Fannie Mae IO Series 296, Class 2,                                    78,357         19,459
8.00%, 4/1/24, (c)

Fannie Mae IO Series 306, Class IO,                                  100,047         23,097
8.00%, 5/1/30, (c)

FHA Weyerhauser, 7.43%, 1/1/24, (d)                                   34,518         34,518

First Union-Chase Commercial                                         567,137        588,942
Mortgage Series 1999-C2, Class A2,
6.645%, 6/15/31

Freddie Mac IO Series 1534, Class K,                                 215,043         10,564
2.90%, 6/15/23, (a) (c)

Freddie Mac IO Series 2141, Class SD,                                156,245         13,836

3.68%, 4/15/29, (a) (c)

Freddie Mac IO Series 2247, Class SC,                                107,476          4,825
3.03%, 8/15/30, (a) (c)

Freddie Mac Series 2894, Class QA,                                 3,863,077      3,897,517
5.50%, 12/15/24

Freddie Mac Series 2962, Class CJ,                                 2,281,016      2,294,577
5.50%, 11/15/23

GMAC Commercial Mortgage                                             150,317          1,082
Securities, Inc. IO Series 1996-C1, Class
X2, 5.30%, 10/15/28, (a) (c)

Government National Mortgage                                          99,466          7,015
Association IO Series 1999-30, Class S,
4.13%, 8/16/29, (a) (c)

Government National Mortgage                                         128,921          7,566
Association IO Series 1999-30, Class SA,
3.53%, 4/16/29, (a) (c)

Government National Mortgage                                          40,962            825
Association IO Series 1999-32, Class SB,
3.53%, 7/16/27, (a) (c)

Greenwich Capital Commercial Funding                               1,350,000      1,348,417
Corp. Series 2005-GG5, Class A2,
5.12%, 4/10/37

GS Mortgage Securities Corp. IO Series                               366,048          4,101
1997-GL, Class X2, 0.87%, 7/13/30, (a) (c)

JP Morgan Chase Commercial Mortgage                                1,280,000      1,279,535
Securities Corp. Series 2005-LDP5,
Class AM, 5.22%, 12/15/44

LB-UBS Commercial Mortgage Trust                                     208,835        213,375
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                   1,300,000      1,306,448
Series 2006-C1, Class A4, 5.16%, 2/15/31

Morgan Stanley Capital I Series                                    1,480,000      1,488,087
2006-T21, Class A4, 5.16%, 10/12/52

Nomura Asset Acceptance Corp. Series                                 750,000        749,991
2006-AP1, Class A2, 5.515%, 2/25/36

PNC Mortgage Acceptance Corp. Series                                 600,000        645,029
2000-C2, Class A2, 7.30%, 10/12/33

Salomon Brothers Mortgage Securities                                 650,000        683,145
VII Series 2000-C3, Class A2, 6.59%, 12/18/33                                   -----------

Total Collateralized Mortgage Obligations (Cost $22,874,244)                     22,778,288
                                                                                -----------

Asset Backed Securities (5.3%)
Asset Backed Funding Certificates Series                           1,552,705      1,498,319
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                               1,450,000      1,429,346
Series 2003-2, Class A4A, 1.96%, 1/15/09

DaimlerChrysler Auto Trust Series                                  1,500,000      1,456,457
2004-C, Class A4, 3.28%, 12/8/09

DaimlerChrysler Auto Trust Series                                    950,000        938,732
2005-B, Class A3, 4.04%, 9/8/09

Peco Energy Transition Trust Series                                  600,000        643,765
2000-A, Class A3, 7.625%, 3/1/10                                                -----------

Total Asset Backed Securities (Cost $6,000,887)                                   5,966,619
                                                                                -----------

Municipal Bonds (0.9%)
Environmental Services (0.9%)
Louisiana Local Government                                           850,000        955,528
Environmental Facilities & Community                                            -----------
Development, 6.30%, 7/1/30, (LOC
AMBAC)

Total Municipal Bonds (Cost $930,709)                                               955,528
                                                                                -----------

Investment Companies  (5.1%)

HSBC Investor Money Market Fund                                    5,745,792      5,745,792
Class Y Shares *

Total Investment Companies (Cost $5,745,792)                                      5,745,792
                                                                                -----------

Securities Held as Collateral for
Securities on Loan (1.1%)
Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                 1,262,500      1,262,500
                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $1,262,500)                                          1,262,500
                                                                                -----------

Total Investments (Cost $116,806,254) - 103.8%                                  116,103,669
                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report, represents the rates that were in effect on January 31, 2006. The maturity dates presented reflect the final maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate presented represents the rates that were in effect on January 31, 2006. The principal amount shown is the notional amount of the underlying mortgages.

(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The investment manager, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(e)   All or a portion of the security was on loan as of January 31, 2006.

* Investment in affiliate.

AMBAC - American Municipal Bank Assurance Corp.
LOC - Letter of Credit

See notes to Schedules of Portfolio Investments.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                   Shares or
                                                                 Principal ($)    Value($)
                                                                 -------------   ----------
Common Stocks (97.3%)
Australia (1.0%)
BlueScope Steel, Ltd.                                                 96,800        574,522
Macquarie Airports                                                   699,400      1,648,753
Macquarie Infrastructure Group                                       154,500        413,402
                                                                                -----------
                                                                                  2,636,677
                                                                                -----------
Austria (0.5%)
Omv AG                                                                20,500      1,448,363
                                                                                -----------
Belgium (1.8%)
Delhaize Group                                                        51,900      3,562,784
KBC Bankverzekeringsholding                                           11,300      1,134,737
                                                                                -----------
                                                                                  4,697,521
                                                                                -----------
Brazil (2.0%)
Braskem SA-Pref                                                       40,000        307,915
Gerdau SA ADR                                                         50,100      1,092,180
Petroleo Brasileiro SA ADR                                            27,700      2,387,740
Unibanco ADR                                                           8,100        682,182
Usinas Siderurgicas de Minas Gerais SA                                30,200        987,681
                                                                                -----------
                                                                                  5,457,698
                                                                                -----------
Canada (3.1%)
Canadian Natural Resources                                            43,400      2,690,586
EnCana Corp.                                                          30,000      1,494,995
IPSCO, Inc.                                                            8,900        826,462
Nexen, Inc.                                                           20,000      1,145,065
Teck Cominco Ltd., B shares                                           32,300      2,083,844
                                                                                -----------
                                                                                  8,240,952
                                                                                -----------
China (0.1%)
China Petroleum & Chemical Corp.                                     592,000        360,580
                                                                                -----------
Finland (0.6%)
Sampo OYJ, Class A                                                    77,000      1,500,614
                                                                                -----------
France (10.7%)
Assurances Generales de France                                        36,800      3,809,441
BNP Paribas SA                                                        15,800      1,409,052
Credit Agricole SA                                                    75,900      2,678,932
Renault SA                                                            55,300      5,220,594
Sanofi-Aventis                                                        57,800      5,298,596
Societe Generale                                                      33,700      4,450,750
Thomson SA                                                            58,900      1,207,985
Total SA, B Shares                                                    16,400      4,527,161
                                                                                -----------
                                                                                 28,602,511
                                                                                -----------
Germany (7.9%)
Continental AG                                                        51,400      5,000,422
E.ON AG                                                               41,000      4,587,935
Fresenius Medical Care AG                                             22,800      2,426,681
MAN AG                                                                66,000      3,788,956
Muenchener                                                            28,600      3,884,916
Rueckversicherungs-Gesellschaft AG
RWE AG                                                                16,420      1,354,618
                                                                                -----------

                                                                                 21,043,528
                                                                                -----------
Hungary  (0.4%)
MOL Magyar Olaj - es Gazipari Rt. GDR                                  9,600        998,400
                                                                                -----------
Israel  (0.5%)
Bank Hapoalim BM                                                     286,600      1,317,772
                                                                                -----------
Italy  (1.9%)
Buzzi Unicem SpA                                                       5,800        108,312
ENI SpA                                                              166,500      5,033,133
                                                                                -----------
                                                                                  5,141,445
                                                                                -----------
Japan (22.5%)
Canon, Inc.                                                           89,300      5,390,433
East Japan Railway Co.                                                   102        708,756
Hitachi, Ltd.                                                        144,000      1,015,330
Honda Motor Co., Ltd.                                                 23,500      1,334,385
ITOCHU Corp.                                                         317,000      2,691,892
Japan Tobacco, Inc.                                                      240      3,724,103
JFE Holdings, Inc.                                                   140,100      5,028,741
Kobe Steel, Ltd.                                                     958,000      3,283,451
Kyocera Corp.                                                         11,400      1,015,688
Mitsubishi UFJ Financial Group, Inc.                                      87      1,253,560
Mitsui Chemicals, Inc.                                               310,000      2,344,360
Mitsui O.S.K. Lines, Ltd.                                              5,000         45,315
Nippon Mining Holdings, Inc.                                         360,000      2,955,751
Nissan Motor Co., Ltd.                                               225,100      2,533,311
ORIX Corp.                                                            19,300      4,994,075
Sanyo Shinpan Finance Co., Ltd.                                       26,900      1,678,813
Sega Sammy Holdings, Inc.                                             19,600        703,521
Sony Corp.                                                            12,510        607,955
Sumitomo Metal Industries, Ltd.                                      294,000      1,193,145
Sumitomo Mitsui Financial Group, Inc.                                    598      6,984,908
The Tokyo Electric Power Co., Inc.                                    90,600      2,278,711
Tokyo Gas Co., Ltd.                                                  529,000      2,458,053
Toyota Motor Corp.                                                    82,100      4,255,844
UNY Co., Ltd.                                                         90,000      1,409,583
                                                                                -----------
                                                                                 59,889,684
                                                                                -----------
Luxembourg (2.8%)
Arcelor                                                              211,180      7,415,226
                                                                                -----------
Netherlands (4.6%)
ABN AMRO Holding NV                                                   44,453      1,234,130
European Aeronautic Defence and Space Co.                             79,660      3,121,360

ING Groep NV                                                         190,468      6,796,726
Royal Dutch Shell plc, A Shares                                       33,600      1,143,882
                                                                                -----------
                                                                                 12,296,098
                                                                                -----------
Phillipines (0.3%)
Philippine Long Distance Telephone Co.                                21,000        748,991
                                                                                -----------
Singapore (1.9%)
Flextronics International Ltd. (a)                                   162,400      1,698,704
Singapore Telecommunications Ltd.                                  2,104,630      3,296,190
                                                                                -----------
                                                                                  4,994,894
                                                                                -----------
South Africa  (0.8%)
Sanlam Ltd.                                                          554,040      1,474,509
Telkom South Africa Ltd.                                              28,000        689,644
                                                                                -----------
                                                                                  2,164,153
                                                                                -----------


South Korea (2.2%)
Hyundai Motor Co.                                                      1,190        107,610
Industrial Bank of Korea GDR (a)                                      88,300      1,388,959
Kookmin Bank ADR (a)                                                  14,600      1,164,204
POSCO ADR                                                             29,000      1,664,309
Shinhan Financial Group Co., Ltd. ADR                                 19,450      1,656,946
                                                                                -----------

                                                                                  5,982,028
                                                                                -----------
Spain (3.3%)
Endesa SA                                                            155,800      4,486,313
Repsol YPF SA                                                        155,000      4,201,507
                                                                                -----------
                                                                                  8,687,820
                                                                                -----------
Switzerland (1.9%)
Credit Suisse Group                                                   81,100      4,736,808
Micronas Semiconductor Holding AG (a)                                 11,600        394,805
                                                                                -----------

                                                                                  5,131,613
                                                                                -----------
Taiwan (1.1%)
China Steel Corp. GDR                                                 36,470        630,931
Compal Electronics, Inc. GDR                                         222,840      1,087,459
Gigabyte Technology Co., Ltd.                                        270,112        235,137
Taiwan Semiconductor Manufacturing Co., Ltd.                         491,141        976,592
                                                                                -----------

                                                                                  2,930,119
                                                                                -----------
Thailand (0.3%)
PTT Public Company Ltd. plc                                          121,400        692,467
                                                                                -----------
United Kingdom  (25.1%)
AstraZeneca plc                                                       32,100      1,554,239
Aviva plc                                                            346,270      4,437,859
Barclays plc                                                         410,200      4,385,254
BHP Billiton plc                                                      47,100        870,066
BP Amoco plc                                                         410,200      4,932,498
British Aerospace plc                                                485,500      3,601,222
British American Tobacco plc                                         110,300      2,485,860
Friends Provident plc                                                782,500      2,797,725
George Wimpey plc                                                    244,600      2,237,460
Glaxosmithkline plc                                                   50,900      1,301,971
HBOS plc                                                             260,121      4,573,795
Intercontinental Hotels Group plc                                     66,014      1,016,901
International Power plc                                              300,000      1,447,490
Mitchells & Butlers plc                                              119,800        867,313
Punch Taverns plc                                                    185,000      2,849,799
Royal & Sun Alliance Insurance Group plc                             736,000      1,643,032
Royal Bank of Scotland Group plc                                     169,100      5,233,804
Royal Dutch Shell plc, B Shares                                       45,973      1,648,610
Sainsbury plc                                                        410,062      2,195,536
Tate & Lyle plc                                                      235,000      2,407,770
Taylor Woodrow plc                                                   361,600      2,508,520
Trinity Mirror plc                                                   145,600      1,585,030
Vodafone Group plc                                                 1,807,153      3,793,163
Whitbread plc                                                        145,200      2,744,228
Xstrata plc                                                          146,000      4,095,521
                                                                                -----------
                                                                                 67,214,666
                                                                                -----------
Total Common Stocks (Cost $187,069,695)                                         259,593,820
                                                                                -----------
Repurchase Agreements (0.7%)

Investors Bank & Trust, 3.01%, purchased on                        1,733,467      1,733,467
01/31/06, due 02/01/06 with a maturity                                          -----------
value of $1,733,612 (collateralized fully by
various U.S. Government Obligations)

Total Repurchase Agreements (Cost $1,733,467)                                     1,733,467
                                                                                -----------

Rights & Warrants (0.0%)
TI Automotive Ltd., Class A (a) (b)                                  190,000              0
                                                                                -----------
Total Rights & Warrants (Cost $0)                                                         0
                                                                                -----------

Total Investments (Cost $188,803,162) - 98.0%                                   261,327,287
                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

(b)   Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The HSBC Investor International Equity Portfolio invested in the following industries as of January 31, 2006:

Industry                                          Percent of Net Assets
--------                                          ---------------------
Aerospace & Defense                                        2.5%
Automotive                                                 6.9%
Banking & Financial Services                              21.7%
Building & Construction                                    1.8%
Chemicals                                                  1.0%
Computer Related                                           0.5%
Drugs - Medical                                            4.0%
Electrical                                                 3.1%
Electronic Components & Semiconductors                     2.1%
Energy                                                     0.5%
Food & Beverage                                            0.8%
Insurance                                                  7.3%
Leisure                                                    1.4%
Manufacturing                                              5.6%
Metals & Mining                                           11.2%
Multimedia                                                 1.0%
Oil & Gas                                                 16.0%
Retail                                                     3.3%
Telecommunications                                         3.2%
Tobacco                                                    2.3%
Transportation Services                                    1.1%
Other                                                      0.7%
                                                 ----------------------
Total Investments                                         98.0%
                                                 ======================


See notes to Schedules of Portfolio Investments.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
January 31, 2006
(Unaudited)

                                                                    Shares        Value($)
                                                                  ----------    -----------
Common Stocks (100.3%)
Advertising (2.1%)
Monster Worldwide, Inc. (a)                                          115,100      4,910,166
                                                                                -----------
Banking (3.7%)
East West Bancorp, Inc.                                              108,700      4,012,117
Wintrust Financial Corp.                                              92,500      4,967,250
                                                                                -----------
                                                                                  8,979,367
                                                                                -----------
Biotechnology (2.5%)
Celgene Corp. (a)                                                     85,600      6,090,440
                                                                                -----------
Commercial Services (3.8%)
Alliance Data Systems Corp. (a)                                      119,400      5,044,650
Schawk, Inc., Class A                                                 67,500      1,485,000
Sotheby's Holdings, Inc. (a)                                         128,000      2,545,920
                                                                                -----------
                                                                                  9,075,570
                                                                                -----------
Computer Software (9.0%)
CheckFree Corp. (a)                                                   58,500      3,031,470
Mercury Interactive Corp. (a)                                         80,400      2,793,900
Satyam Computer Services Ltd. ADR                                     83,600      3,277,120
Sina Corp. (a)                                                        89,500      2,082,665
SRA International, Inc., Class A (a)                                 152,900      4,856,104
Transaction Systems Architects, Inc.,                                168,500      5,558,815
Class A (a)                                                                     -----------
                                                                                 21,600,074
                                                                                -----------
Consulting Services (1.0%)
LECG Corp. (a)                                                        22,200        372,516
Resources Connection, Inc. (a)                                        74,500      2,025,655
                                                                                -----------
                                                                                  2,398,171
                                                                                -----------
Diversified Manufacturing Operations (8.4%)
Actuant Corp., Class A                                                61,900      3,543,775
AMETEK, Inc.                                                         161,500      6,644,110
AptarGroup, Inc.                                                      42,700      2,409,988
IDEX Corp.                                                           136,100      6,260,600
The Stanley Works                                                     24,000      1,176,960
                                                                                -----------
                                                                                 20,035,433
                                                                                -----------
Electronic Components & Semiconductors (10.4%)
Advanced Analogic Technologies, Inc. (a)                              89,200      1,329,080
Amphenol Corp., Class A                                               53,100      2,699,073
ATMI, Inc. (a)                                                       105,600      3,548,160
Cognos, Inc. (a)                                                     101,100      3,851,910
Power Integrations, Inc. (a)                                         129,800      3,438,402
Thermo Electron Corp. (a)                                            182,800      6,149,392
Varian Semiconductor Equipment                                        77,700      3,848,481
Associates, Inc. (a)                                                            -----------
                                                                                 24,864,498
                                                                                -----------
Environmental Services (5.1%)
Pioneer Natural Resources Co.                                         55,700      2,957,670
Republic Services, Inc., Class A                                     147,700      5,590,445

Waste Connections, Inc. (a)                                          105,900      3,700,146
                                                                                -----------
                                                                                 12,248,261
                                                                                -----------
Financial Services (2.4%)
Affiliated Managers Group, Inc. (a)                                   60,900      5,651,520
                                                                                -----------
Health Care (11.9%)
Advanced Medical Optics, Inc. (a)                                    108,600      4,841,388
Amylin Pharmaceuticals Inc. (a) (b)                                   61,800      2,620,320
Charles River Laboratories International, Inc. (a)                    44,600      2,057,398
CYTYC Corp. (a)                                                      122,600      3,690,260
Manor Care, Inc.                                                     156,400      6,115,240
Omnicare, Inc.                                                       150,100      7,459,970
Respironics, Inc. (a)                                                 46,400      1,671,792
                                                                                -----------
                                                                                 28,456,368
                                                                                -----------
Hospitals (1.7%)
Triad Hospitals, Inc. (a)                                            100,800      4,138,848
                                                                                -----------
Media (2.0%)
Meredith Corp.                                                        89,000      4,873,640
                                                                                -----------
Oil & Gas (15.1%)
Chesapeake Energy Corp.                                              144,700      5,070,288
Consol Energy, Inc.                                                   73,900      5,387,310
Denbury Resources, Inc. (a)                                          194,900      5,802,173
Massey Energy Co.                                                    181,400      7,482,750
Peabody Energy Corp.                                                  66,600      6,627,366
Smith International, Inc.                                            126,800      5,706,000
                                                                                -----------
                                                                                 36,075,887
                                                                                -----------
Pharmaceuticals (6.9%)
Elan Corp. plc ADR (a)                                               540,000      8,591,400
OSI Pharmaceuticals, Inc. (a) (b)                                    213,900      6,023,424
Santarus, Inc. (a) (b)                                               323,700      2,029,599
                                                                                -----------
                                                                                 16,644,423
                                                                                -----------
Real Estate (2.2%)
Northstar Realty Finance Corp.                                        62,100        681,237
The Mills Corp.                                                      113,100      4,687,995
                                                                                -----------
                                                                                  5,369,232
                                                                                -----------
Retail (6.5%)
Advance Auto Parts, Inc. (a)                                          86,500      3,768,805
Dick's Sporting Goods, Inc. (a) (b)                                   73,100      2,687,887
P.F. Chang's China Bistro, Inc. (a) (b)                               40,300      2,065,778
Talbots, Inc.                                                        133,200      3,712,284
Williams-Sonoma, Inc. (a)                                             83,100      3,305,718
                                                                                -----------
                                                                                 15,540,472
                                                                                -----------
Telecommunications (3.5%)
Polycom, Inc. (a)                                                    288,200      5,585,316
Scientific-Atlanta, Inc.                                              65,000      2,779,400
                                                                                -----------
                                                                                  8,364,716
                                                                                -----------
Transportation (2.1%)
J.B. Hunt Transport Services, Inc.                                   208,800      4,969,440
                                                                                -----------
Total Common Stocks (Cost $180,956,051)                                         240,286,526
                                                                                -----------

Investment Companies (0.9%)
HSBC Investor Money Market Fund                                    2,121,045      2,121,045
Class Y Shares *                                                                -----------

Total Investment Companies (Cost $2,121,045)                                      2,121,045
                                                                                -----------

                                                                   Principal
                                                                   Amount($)
                                                                  ----------
Securities Held as Collateral for
Securities on Loan (3.7%)

Pool of various securities for HSBC Family
of Funds - Note 2 - Security Loans                                 8,895,200      8,895,200
                                                                                -----------
Total Securities Held as Collateral
for Securities on Loan (Cost $8,895,200)                                          8,895,200
                                                                                -----------

Total Investments (Cost $191,972,296) - 104.9%                                  251,302,771
                                                                                ===========

----------

Percentages indicated are based on net assets at January 31, 2006.

(a)   Represents non-income producing security.

(b)   All or portion of security was on loan as of January 31, 2006.

* Investment in affiliate.

ADR - American Depository Receipt

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)         January 31, 2006

      1.    Organization:

The HSBC Advisor Funds Trust (the "Advisor Trust"), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Advisor Trust contains the following funds (individually a "Feeder Fund", collectively the "Feeder Funds"):

    Fund                                          Short Name
    ----                                          ----------
    HSBC Investor Fixed Income Fund               Fixed Income Fund
    HSBC Investor International Equity Fund       International Equity Fund
    HSBC Investor Small Cap Equity Fund           Small Cap Equity Fund

The HSBC Investor Portfolios (the "Portfolio Trust") is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following funds (individually a "Portfolio", collectively the "Portfolios"):

    Portfolio                                     Short Name
    ---------                                     ----------
    HSBC Investor Fixed Income Portfolio          Fixed Income Portfolio
    HSBC Investor International Equity Portfolio  International Equity Portfolio
    HSBC Investor Small Cap Equity Portfolio      Small Cap Equity Portfolio

The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Fixed Income Fund, the International Equity Fund, and the Small Cap Equity Fund utilize a master-feeder fund structure and seek to achieve their investment objectives by investing substantially all of their investable assets in their Respective Portfolios (as defined below).

                                                               Proportionate
                                                                Interest on
Feeder Fund                 Respective Portfolio             January 31, 2006
-----------                 --------------------             ----------------
Fixed Income Fund           Fixed Income Portfolio                 74.2%
International Equity Fund   International Equity Portfolio         84.3%
Small Cap Equity Fund       Small Cap Equity Portfolio             80.6%

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments are included in this report and should be read in conjunction with the Schedules of Portfolio Investments of the Feeder Funds.

      2.    Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds

The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

B. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Investments in other Investment companies which are priced at Net Asset Value as reported by such companies. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Portfolios'
Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Securities Transactions and related Income:

A. Feeder Funds

The Feeder Funds record daily their pro-rata share of income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. In addition, the Feeder Funds accrue their own expenses daily as incurred. Realized gains or losses and changes in unrealized appreciation or depreciation recorded by the Feeder Funds represent pro-rata allocations from the Portfolio.

B. Portfolios

Changes in holdings of securities are reflected no later than on the first business day following the trade date. However, for financial reporting purpose, securities are reflected as of the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio and the High Yield Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee. When a Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees. Not all restricted securities are considered illiquid. At January 31, 2006, the Fixed Income Portfolio held restricted securities that were illiquid as follows:

                                 Acquisition  Acquisition   Principal
          Security Name             Date       Cost ($)    Amount ($)  Value ($)
          -------------          -----------  -----------  ----------  ---------
Fixed Income Portfolio
FHA Weyerhauser, 7.43%, 1/1/24    3/28/2002      32,620      34,518      34,518

Security Loans:

To generate additional income, the Portfolios may lend up to 33 1/3%, except for Small Cap Equity Portfolio which may lend up to 30%, of their respective assets pursuant to agreements requiring the loans to be collateralized by cash, U.S. Government or U.S, Government agency securities, equal at all times to at least 100% of the fair value of the loaned securities. HSBC Bank USA ("HSBC") acts as the securities lending agent for this activity. The Portfolios receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities loaned, while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily and adjusted, if needed, to provide the required level of collateral. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by HSBC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of HSBC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Portfolios or the borrower at any time and are, therefore, not considered to be illiquid investments. As of January 31, 2006, the following Portfolios had collateral and loaned securities as follows:

                                                                    Value of
                                                   Value of          Loaned
Portfolio                                         Collateral       Securities
---------                                        -----------      -----------
Fixed Income Portfolio                           $ 1,262,500      $ 1,237,691
Small Cap Equity Portfolio                         8,895,200        8,565,175

The cash collateral received by the Portfolios was invested in a pooled account managed by HSBC, and at January 31, 2006, the pooled account consisted of the following:

                                                             Market      Maturity   Maturity
    Security Type                Security Name                Value        Rate       Date
    -------------                -------------               ------      --------   --------
Repurchase Agreement   BNP Paribas                        $ 25,003,076     4.43%    02/01/06
Repurchase Agreement   Credit Suisse First Boston, Inc.     32,478,216     4.44%    02/01/06

Federal Income Tax Information:

At January 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                 Net Unrealized
                                               Tax Unrealized   Tax Unrealized    Appreciation
Fund Name                          Tax Cost     Appreciation     Depreciation    (Depreciation)
---------                          --------    --------------   --------------   --------------
Fixed Income Portfolio          $116,871,662     $   390,683     $(1,158,676)     $  (767,993)
International Equity Portfolio   189,119,420      74,494,631      (2,286,764)      72,207,867
Small Cap Equity Portfolio       193,176,142      60,855,518      (2,728,889)      58,126,629

      3.    Subsequent Event:

On February 28, 2006, the following Fund and Portfolio changed their names as follows.

Fund or Portfolio Name as of January 31, 2006      New Fund or Portfolio Name
---------------------------------------------      --------------------------
HSBC Investor Fixed Income Fund                    HSBC Investor Core Plus Fixed Income Fund
HSBC Investor Fixed Income Portfolio               HSBC Investor Core Plus Fixed Income Portfolio

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Advisor Funds Trust
------------------------

By /s/ Richard A. Fabietti
   ------------------------
        Richard A. Fabietti
        President

Date March 30, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Richard A. Fabietti
   ------------------------
        Richard A. Fabietti
        President

Date March 30, 2006

By /s/ Troy A. Sheets
   -------------------
        Troy A. Sheets
        Treasurer

Date March 30, 2006